Investment properties (Details2)	Dec. 31, 2022
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	11.25%
Vacancy rate	0.00%
Terminal capitalization rate	8.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	17.00%
Vacancy rate	17.92%
Terminal capitalization rate	8.25%